Sector Regulation and Electricity System Operations (Detail) $ in Millions							12 Months Ended
	Aug. 31, 2022 kW	Aug. 08, 2022 USD ($)	Mar. 23, 2022 kW	Mar. 22, 2022 kW	Nov. 23, 2021 kW	Dec. 21, 2019	Dec. 31, 2022 USD ($) kW kilovolts GWh segment $ / MWh	Dec. 31, 2021 kW
Sector Regulations And Electricity System Operations [Line Items]
Fee setting process							4 years
Period of bidding processes managed by the CNE							5 years
Pay as bid, extension period							20 years
Frequency of calculation by CNE (in years)						4 years	4 years
Percentage of aggregate profitability industry range						10.00%
Review period of services associated with the calculation of AVD							4 years
Maximum amount of account receivable generated | $							$ 1,350
Maximum amount of resources available for the Temporary Customer Protection Mechanism (MPC) | $		$ 1,800
Number of transmission segment | segment							5
Customer average consumption capacity								250
Maximum percentage of average monthly billing of average consumer consumption capacity installments					15.00%
Volume considered for energy supply bid | GWh							5,250
Percentage of requested energy awarded for supply bid							15.00%
Maximum percentage of subsidy received by customer with average monthly billing					15.00%
Energy supply bid, average price | $ / MWh							37.88
Water Reserve Capacity			205	650
Reduced Water Reserve Capacity	66
Contract Signed After January 1, 2023 [Member]
Sector Regulations And Electricity System Operations [Line Items]
Percentage of renewal energy annual production goal target					60.00%
Contract Signed After July 1, 2023 [Member]
Sector Regulations And Electricity System Operations [Line Items]
Percentage of renewal energy annual production goal target					40.00%
Bottom of Range [Member]
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity for regulated customers							500
Connected capacity for free customers							500
Term of free customers							4 years
Annual value of transmission discount rate percentage							7.00%
Annual margin range						6.00%	6.00%
Differential rate allowed from the rate defined by the CNE						2.00%	2.00%
Top of Range [Member]
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity for regulated customers							5,000
Connected capacity for free customers							5,000
Annual value of transmission discount rate percentage							10.00%
Electricity supplied to end customers, voltage | kilovolts							23
Annual margin range						8.00%	8.00%
Differential rate allowed from the rate defined by the CNE						3.00%	3.00%
Customer average consumption capacity					250